EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 21, 2012 (Accession No. 0001193125-12-513098), to the Class A, C and I Prospectuses dated May 1, 2012, for Cohen & Steers International Realty Fund, Inc.